Provisions - Summary of Provisions for Termination Benefits (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 3,940
Additions	122
Amounts used during the period	(615)
Pension, Reversals	(195)
OCI	(174)
Ending balance	3,078
Non current provisions beginning balance	2,200
Non current provisions additions	122
Non current provisions Amounts used during period	0
Non current provisions Reversals	0
Non current provisions OCI	(128)
Non current provisions Ending balance	2,194
Current provisions beginning balance	1,740
Current provisions additions	0
Current provisions Amounts used during period	(615)
Current provisions Reversals	(195)
Current provisions OCI	(46)
Current provisions Ending balance	884
Commercial litigation [member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	588
Commercial litigation, Additions	0
Commercial litigation, Amounts used during the period	0
Commercial litigation, Reversals	0
Commercial litigation, OCI	(18)
Commercial litigation, Ending balance	570
Employee Litigation and Severance [member]
Disclosure of other provisions [line items]
Employee litigation and severance, Beginning balance	242
Employee litigation and severance, Additions	0
Employee litigation and severance, Amounts used during the period	0
Employee litigation and severance, Reversals	0
Employee litigation and severance, OCI	(8)
Employee litigation and severance, Ending balance	235
Provision For Tax Litigation [Member]
Disclosure of other provisions [line items]
Provision for tax litigation, Biginning balance	628
Provision for tax litigation, Additions	0
Provision for tax litigation during the period	(615)
Provision for tax litigation, Reversals	0
Provision for tax litigation, OCI	(14)
Provision for tax litigation, Ending balance	0
Other Provision For Charges [Member]
Disclosure of other provisions [line items]
Other provision for charges, Biginning balance	281
Other provision for charges, Additions	0
Other provision for charges, During the period	0
Other provision for charges, Reversals	(195)
Other provision for charges, OCI	(7)
Other provision for charges, Ending balance	79
Pension [member]
Disclosure of other provisions [line items]
Beginning balance	2,200
Pension, Additions	122
Pension, Amounts used during the period	0
Pension, Reversals	0
OCI	(128)
Ending balance	$ 2,194